UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21226
Investment Company Act File Number
Eaton Vance Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Ohio Municipal Bond Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.5%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 10.0%
$1,270	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,047,991
700	Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	735,665
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	1,152,745

		$2,936,401

Electric Utilities — 1.7%
$500	Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$508,420

		$508,420

General Obligations — 7.6%
$900	Beavercreek, School District, 5.00%, 12/1/30	$945,270
750	Cincinnati, 5.00%, 12/1/36	773,093
500	County of Franklin, 5.00%, 12/1/27(1)	534,615

		$2,252,978

Hospital — 5.4%
$500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$502,530
730	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	604,936
500	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	480,135

		$1,587,601

Insured-Electric Utilities — 21.3%
$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$721,462
2,750	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,156,567
1,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	198,020
1,670	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	820,772
5,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,154,900
755	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	715,219
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	508,320

		$6,275,260

Insured-General Obligations — 37.7%
$200	Brookfield Local School District, (AGM), 5.00%, 1/15/30	$205,780
500	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/30	556,830
1,000	Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,017,470
1,575	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,590,104
1,000	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,026,200
1,400	Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,431,570
2,400	Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	973,752
750	St. Mary’s School District, (AGM), 5.00%, 12/1/35	757,178
500	Sylvania City School District, (AGC), 5.00%, 12/1/26	522,220
1,000	Sylvania City School District, (AGC), 5.00%, 12/1/32	1,019,190
2,000	Wapakoneta City School District, (AGM), 4.75%, 12/1/35	1,995,620

		$11,095,914

Insured-Hospital — 12.1%
$820	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$705,602
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,373,715

Principal
Amount
(000’s omitted)	Security	Value
$440	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 18.033%, 2/1/29(2)(3)(4)	$451,563
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	1,035,850

		$3,566,730

Insured-Lease Revenue/Certificates of Participation — 3.5%
$235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	$222,945
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	804,120

		$1,027,065

Insured-Public Education — 29.4%
$1,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$987,970
1,000	Kent State University, (AGC), 5.00%, 5/1/26	1,039,010
360	Kent State University, (AGC), 5.00%, 5/1/29	368,053
2,000	Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	1,704,440
500	Ohio University, (AGM), 5.00%, 12/1/33	505,955
1,170	Ohio University, (AGM), 5.25%, 12/1/23	1,252,614
1,000	University of Akron, (AGM), 5.00%, 1/1/38	1,011,340
750	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	753,487
1,000	Youngstown State University, (AGC), 5.50%, 12/15/33	1,034,800

		$8,657,669

Insured-Sewer Revenue — 2.5%
$615	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$575,572
180	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	168,347

		$743,919

Insured-Special Tax Revenue — 10.7%
$1,245	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$660,074
3,665	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	1,812,379
8,430	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	457,159
1,525	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	162,550
705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	69,964

		$3,162,126

Insured-Transportation — 1.7%
$500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	$487,470

		$487,470

Private Education — 1.1%
$350	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$332,147

		$332,147

Public Education — 4.8%
$1,325	Ohio State University, 5.00%, 12/1/30	$1,418,147

		$1,418,147

Transportation — 3.5%
$1,000	Ohio Turnpike Commission, 5.00%, 2/15/31	$1,039,350

		$1,039,350

Water and Sewer — 4.5%
$1,250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	$1,333,500

		$1,333,500

Total Tax-Exempt Investments — 157.5% (identified cost $47,052,496)		$46,424,697

Value
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.7)%	$(17,000,510)

Other Assets, Less Liabilities — 0.2%	$47,087

Net Assets Applicable to Common Shares — 100.0%	$29,471,274

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 75.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 21.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at June 30, 2011.

(3)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $451,563 or 1.5% of the Fund’s net assets applicable to common shares.

(5)		Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	15 U.S. 10-Year Treasury Note	Short	$(1,825,285)	$(1,834,922)	$(9,637)
9/11	28 U.S. 30-Year Treasury Bond	Short	(3,471,511)	(3,444,875)	26,636

					$16,999

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
			3-month	August 12, 2011/
Bank of America	$750,000	4.165%	USD-LIBOR-BBA	August 12, 2041	$(8,372)
			3-month	September 9, 2011/
JPMorgan Chase Co.	737,500	4.088	USD-LIBOR-BBA	September 9, 2041	3,937

$(4,435)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $30,573 and $18,009, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,523,882

Gross unrealized appreciation	$1,576,390
Gross unrealized depreciation	(1,925,575)

Net unrealized depreciation	$(349,185)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$46,424,697	$—	$46,424,697

Total Investments	$—	$46,424,697	$—	$46,424,697

Futures Contracts	$26,636	$—	$—	$26,636
Interest Rate Swaps	—	3,937	—	3,937

Total	$26,636	$46,428,634	$—	$46,455,270

Liability Description

Futures Contracts	$(9,637)	$—	$—	$(9,637)
Interest Rate Swaps	—	(8,372)	—	(8,372)

Total	$(9,637)	$(8,372)	$—	$(18,009)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 25, 2011